Feb. 28, 2025
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Berman Floating Rate Income Fund
Neuberger Berman Floating Rate Income Fund Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX)
GOAL
The Fund seeks high current income.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 151 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) - Neuberger Berman Floating Rate Income Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		4.25%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) - Neuberger Berman Floating Rate Income Fund		Class A	Class C	Institutional Class
Management fees		0.67%	0.67%	0.55%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.17%	0.15%	0.14%
Acquired fund fees and expenses		0.02%	0.02%	0.02%
Total annual operating expenses		1.11%	1.84%	0.71%
Fee waivers and/or expense reimbursement		0.11%	0.09%	0.08%
Total annual operating expenses after fee waivers and/or expense reimbursement	[1]	1.00%	1.75%	0.63%
[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.97%, 1.72% and 0.60% of average net assets, respectively. Each of these undertakings lasts until 10/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.97%, 1.72% and 0.60% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
Expense Example - Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) - Neuberger Berman Floating Rate Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	523	730	978	1,689
Class C	278	551	969	2,135
Institutional Class	64	202	370	859

assuming no redemption
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Berman Floating Rate Income Fund | Class C | USD ($)	178	551	969	2,135

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund invests mainly in floating rate senior secured loans issued in U.S. dollars by U.S. and foreign corporations, partnerships and other business entities (borrowers). These loans are often at the time of investment below investment grade securities (commonly known as “junk” or “junk bonds”). The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. Floating interest rates vary with and adjust to reflect changes in a generally recognized base interest rate or the prime rate. The Fund generally seeks to focus on loans of companies that the Portfolio Managers believe have the ability to generate cash flow through a full business cycle, maintain adequate liquidity and have access to both debt and equity capital, but may invest in loans of distressed companies.
The Fund may also purchase fixed-rate loans, second lien loans, unsecured loans, investment grade and below investment grade fixed income securities, including investment grade short term debt obligations, convertible securities, money market instruments, repurchase agreements, and restricted securities.
The Portfolio Managers will seek positive returns through in-depth credit research utilizing proprietary analytics processes to assess the strength of a company’s credit profile, examples of which include but are not limited to: their ability to pay principal and interest, their cash flow and balance sheet composition, and their market position relative to competitors. As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. As part of this analysis, the Portfolio Managers also regularly engage with the management teams of issuers on issues that the Portfolio Managers believe are material to the credit risk of an issuer. The specific ESG factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of ESG factors does not apply to certain instruments, to the extent applicable, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
In addition, the Portfolio Managers adjust portfolio weightings based on their analysis of general and sector-specific economic and market conditions, while seeking to diversify across industries, companies and investment size.
The Fund normally invests at least 80% of its net assets in floating rate securities (including loans) and other investment companies that provide investment exposure to such floating rate securities. The Fund will not alter this policy without providing shareholders at least 60 days' notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

Best quarter:	Q2 2020	11.81%
Worst quarter:	Q1 2020	-13.89%

average annual total % returns as of 12/31/24
Floating Rate Income Fund
Average Annual Returns - Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) - Neuberger Berman Floating Rate Income Fund	Label	1 Year		5 Years		10 Years
Neuberger Berman Floating Rate Income Fund Institutional Class	Institutional Class Return Before Taxes	9.11%		5.69%		4.72%
Neuberger Berman Floating Rate Income Fund Institutional Class | Return After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	5.44%		3.08%		2.50%
Neuberger Berman Floating Rate Income Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.31%		3.20%		2.61%
Neuberger Berman Floating Rate Income Fund Class A	Class A Return Before Taxes	4.17%		4.41%		3.90%
Neuberger Berman Floating Rate Income Fund Class C	Class C Return Before Taxes	6.91%		4.51%		3.56%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	[1]	(0.33%)	[1]	1.35%	[1]
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	8.95%		5.86%		5.15%
[1]	On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Morningstar LSTA US Leveraged Loan Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Bloomberg U.S. Aggregate Bond Index.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.